LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

December 1, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Tax Aware Disciplined Equity Fund delivered a strong total return of 24.72% for the 12 months ended October 31, 1999, although it did trail the S&P 500 Index and the Lipper Large-Cap Core Funds Average.

The fund's net asset value on October 31 was $18.19 per share, increasing from $14.71 per share after distributions of nearly $0.15 per share in ordinary income over the 12-month period. The fund's net assets rose to more than $340 million on October 31.

Included in this report is an interview with Robin B. Chance, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.........1        FUND FACTS AND HIGHLIGHTS..........5
FUND PERFORMANCE...................2        FINANCIAL STATEMENTS...............8
PORTFOLIO MANAGER Q&A..............3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $1,000,000 (the minimum investment in the fund). The chart at right shows that $1,000,000 invested on January 31, 1997*, would have grown to $1,851,479 on October 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $1,000,000 SINCE FUND INCEPTION*
JANUARY 31, 1997 -- OCTOBER 31,1999

[GRAPH]

                  INST. TAX AWARE                               LIPPER
                   DISC. EQUITY           S&P 500            LARGE-CAP CORE
1/31/97              1,000,000           1,000,000             1,000,000
2/28/97              1,008,973           1,007,840               997,700
3/31/97                964,108             966,428               955,198
4/30/97              1,021,934           1,024,124             1,003,818
5/31/97              1,097,707           1,086,473             1,065,853
6/30/97              1,149,551           1,135,147             1,109,553
7/31/97              1,249,252           1,225,471             1,196,764
8/31/97              1,186,441           1,156,820             1,138,602
9/30/97              1,247,258           1,220,179             1,195,873
10/31/97             1,204,387           1,179,425             1,156,409
11/30/97             1,256,231           1,234,020             1,192,836
12/31/97             1,277,832           1,255,208             1,210,490
1/31/98              1,294,896           1,269,091             1,222,958
2/28/98              1,389,253           1,360,618             1,309,788
3/31/98              1,460,523           1,430,295             1,370,170
4/30/98              1,483,591           1,444,684             1,384,831
5/31/98              1,469,519           1,419,850             1,355,195
6/30/98              1,522,792           1,477,524             1,408,454
7/31/98              1,508,659           1,461,788             1,391,553
8/31/98              1,282,058           1,250,443             1,179,341
9/30/98              1,369,677           1,330,546             1,248,215
10/31/98             1,484,523           1,438,773             1,343,453
11/30/98             1,593,516           1,525,977             1,423,523
12/31/98             1,684,423           1,613,904             1,519,611
1/31/99              1,740,098           1,681,397             1,577,356
2/28/99              1,687,460           1,629,139             1,524,830
3/31/99              1,755,282           1,694,321             1,589,331
4/30/99              1,845,361           1,759,942             1,639,553
5/31/99              1,809,893           1,718,390             1,600,368
6/30/99              1,912,244           1,813,761             1,693,189
7/31/99              1,848,368           1,757,135             1,645,611
8/31/99              1,826,025           1,748,349             1,629,977
9/30/99              1,764,075           1,700,427             1,591,347
10/31/99             1,851,479           1,808,030             1,689,374

LIPPER PERFORMANCE AVERAGES ARE CALCULATED BY TAKING AN ARITHMETIC AVERAGE OF THE RETURNS OF THE FUNDS IN THE GROUP. THE AVERAGE ANNUALIZED RETURNS WHICH RESULT FROM THIS METHODOLOGY WILL DIFFER FROM ANNUALIZING THE GROWTH OF THE MINIMUM INITIAL INVESTMENT.

PERFORMANCE                                        TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                   ---------------------   ----------------------------------
                                                   THREE        SIX        ONE           SINCE
AS OF OCTOBER 31, 1999                             MONTHS       MONTHS     YEAR          INCEPTION*
------------------------------------------------------------------------   -----------------------------------
J.P. Morgan Institutional Tax Aware
  Disciplined Equity Fund                           0.17%        0.33%      24.72%        25.11%
S&P 500 Index**                                     2.90%        2.73%      25.66%        24.03%
Lipper Large-Cap Core Funds Average                 2.67%        3.07%      26.11%        20.78%


AS OF SEPTEMBER 30, 1999
------------------------------------------------------------------------   -----------------------------------
J.P. Morgan Institutional Tax Aware
  Disciplined Equity Fund                           -7.75%       0.50%      28.79%        23.72%
S&P 500 Index**                                     -6.25%       0.36%      27.80%        22.03%
Lipper Large-Cap Core Funds Average                 -6.00%       0.13%      27.74%        18.93%


*THE FUND COMMENCED OPERATIONS ON JANUARY 30, 1997, AND HAS PROVIDED AN AVERAGE ANNUAL TOTAL RETURN OF 25.24% FROM THAT DATE THROUGH OCTOBER 31, 1999. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JANUARY 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

**S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES U.S. STOCK MARKET PERFORMANCE USING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

Portfolio manager Q&A

[PHOTO]

Following is an interview with ROBIN B. CHANCE, vice president, a member of the portfolio management team of the J.P. Morgan Institutional Tax Aware Disciplined Equity Fund. She is a member of the Structured Equity Group, with responsibility for tax aware structured equity strategies. Joining Morgan in 1987, Robin developed the computer programs used to rebalance the structured equity portfolios. She is a Chartered Financial Analyst and a graduate of the University of Pennsylvania's Management and Technology Program. Robin earned her M.B.A. from New York University's Stern School of Business. This interview was conducted on November 15, 1999, and reflects her views on that date.

THE FUND HAS DELIVERED A VERY STRONG RETURN OVER THE 12 MONTHS ENDED OCTOBER 31. WILL THERE BE A CAPITAL GAINS DISTRIBUTION?

RC: There will be an income  distribution,  because we do receive dividends from
some of our holdings,   but we do not expect a capital gains  distribution  this
year - for the third year in a row, since the inception  of the fund.

IS IT DIFFICULT TO AVOID A CAPITAL GAINS DISTRIBUTION WHEN THE FUND RISES NEARLY 25%?

RC: Yes. It's a lot easier to avoid a capital gains distribution when the market is flat. We've also benefited from a substantial inflow of cash. The fund has more than tripled in size in the last 12 months - from $90 million to $340 million. This has made the portfolio a lot easier to rebalance. With new money coming in a volatile market, we're not as constrained by taxes as we would otherwise be.

For example, we've been able to purchase stocks at a wide variety of prices. That means that when we sell, we have a lot of different tax lots from which to choose. So if we want to rebalance positions in the portfolio, we have options: for example, we can sell a position acquired recently or several years ago, and when we want to buy a stock, because we have new money coming in, we don't have to sell something first.

WHAT DROVE THE FUND'S PERFORMANCE OVER THE 12 MONTHS?

RC: Technology stocks. We're sector neutral, and technology stocks led the market as a result of demand for all the equipment required for the growth of the Internet. We were not as interested in the ".com" companies as we were in the companies that provide access, software and hardware. Our best performers were SunMicrosystems, which rose 263%, and Cisco, which jumped 134%.

SunMicrosystems produces servers that are crucial for high-end uses such as the Internet. It is the leading vendor of Unix-based computer systems. It has successfully made the transition from technical workstations to enterprise servers. In addition, its Java - write once, run anywhere - language has fortified the company's position as the leading player in networked-based computing. Cisco Systems is the leading supplier of Internet infrastructure to service suppliers and corporations. Throughout its history, it has invested in the key pieces of Internet technology - most importantly the TCPIP software protocol that governs the Internet. In addition, our decision to underweight Compaq also helped, because it underperformed the market and the sector.

WHAT ELSE PERFORMED WELL?

RC: Telephone companies rose 40% because of mergers and acquisitions and Internet-related business. These companies now want to provide a wide array of services - not just voice communications. They want to provide one-stop shopping for data, voice and video transmission through the use of broad band Internet access.

These stocks rose not only because of the high growth anticipated in the future, but also because they are doing well today. Telephone company revenues are climbing now because people are talking more. Analysts were worried that the intense price competition would hold back revenue growth. But now, since many people pay a fixed monthly charge to secure a low rate per minute of usage, they end up talking longer on the telephone.

The service sector also fared well because some people believe that cable companies might be the ones to provide broad band capability for the Internet. With cable, there's no need to dial up or use a modem, and you don't have to wait as long for web pages to load.

WERE THERE MANY OTHER MAJOR SECTORS THAT PERFORMED WELL?

RC: Leadership in the market was very narrow over the past 12 months. Only 4 of 18 sectors outperformed the market as a whole: technology, which climbed 69%, telephones and services, each rising 40%, and retail, up 28%.

WERE THERE ANY DISAPPOINTMENTS?

RC: Yes. We narrowly underperformed the index and the competition as a result of three holdings: Service Corp., Philip Morris and Waste Management. We've sold Waste Management, and sold some of our Service Corp. These two suffered as investors began to question the firms' accounting practices. We still own Philip Morris. Philip Morris is trading at a very low price/earnings multiple compared to both the other stocks in its sector and its historical valuation. It is impossible to predict the final outcome of the tobacco litigation. Therefore, there is risk in holding the stock. However, given the potential rewards and our ability to diversify some of the risk, we consider this to be an attractive holding at this time. As with all holdings in the portfolio, we limit our exposure to the benchmark weight by one percentage point. This is one of the ways we control risk when building the portfolio.

WHAT IS YOUR OUTLOOK?

RC: The market will continue to focus on a likely Fed tightening, Y2K issues, and profit pressures on corporate America. Longer term, a resurgence in global economic growth will allow a broader group of companies to report earnings improvements. Our broadly diversified portfolio, driven by a disciplined research investment process, is well positioned to outperform in this more normal environment.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund seeks to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns. Designed for long-term investors, the fund invests primarily in common stocks and other equity securities of large and medium-sized U.S. companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
1/30/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 10/31/99
$340,811,577

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/20/99

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

EXPENSE RATIO
The fund's current annual expense ratio of 0.55% covers shareholders' expenses for custody, tax reporting, and investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales or exchange fees; however, shares held less than one year may be subject to redemption fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund. Fund redemption fees are waived when shares worth over $500,000 are redeemed in kind from the fund. Shareholders owning more than 5% of the fund's outstanding shares should consult "Redemption of Shares" in the Statement of Additional Information.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-   TECHNOLOGY 24.5%

-   CONSUMER GOODS
    & SERVICES 20.8%

-   FINANCE 15.2%

-   HEALTH CARE 11.2%

-   INDUSTRIAL PRODUCTS & SERVICES 10.6%

-   UTILITIES 7.4%

-   ENERGY 6.5%

-   BASIC INDUSTRIES 2.1%

-   TRANSPORTATION 1.0%

-   SHORT-TERM & OTHER INVESTMENTS 0.7%

LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
--------------------------------------------------------------
MICROSOFT CORP. (TECHNOLOGY)                              4.6%
GENERAL ELECTRIC CO.
  (INDUSTRIAL PRODUCTS & SERVICES)                        3.9%
CISCO SYSTEMS, INC. (TECHNOLOGY)                          2.6%
INTEL CORP. (TECHNOLOGY)                                  2.4%
BRISTOL-MYERS SQUIBB CO. (HEALTH CARE)                    2.4%
MCI WORLDCOM, INC. (TECHNOLOGY)                           2.3%
WAL-MART STORES, INC.
  (CONSUMER GOODS & SERVICES)                             2.2%
LUCENT TECHNOLOGIES, INC. (TECHNOLOGY)                    2.1%
INTERNATIONAL BUSINESS MACHINES CORP.
  (TECHNOLOGY)                                            2.0%
PROCTER & GAMBLE CO.
  (CONSUMER GOODS & SERVICES)                             2.0%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This page Has been left blank intentionally

J.P MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMMON STOCKS (99.5%)
BASIC INDUSTRIES (2.1%)
CHEMICALS (1.3%)
Dow Chemical Co..................................      11,800   $  1,395,350
Lyondell Chemical Co.............................      95,600      1,159,150
Rohm & Haas Co...................................      46,500      1,778,625
                                                                ------------
                                                                   4,333,125
                                                                ------------

FOREST PRODUCTS & PAPER (0.4%)
Fort James Corp..................................       1,300         34,206
Georgia-Pacific Group............................       4,700        186,531
International Paper Co...........................      16,118        848,210
Temple-Inland, Inc...............................       7,800        453,375
                                                                ------------
                                                                   1,522,322
                                                                ------------

METALS & MINING (0.4%)
Allegheny Teledyne, Inc..........................      56,300        855,056
Reynolds Metals Co...............................       5,900        356,581
                                                                ------------
                                                                   1,211,637
                                                                ------------
  TOTAL BASIC INDUSTRIES.........................                  7,067,084
                                                                ------------

CONSUMER GOODS & SERVICES (20.9%)
APPARELS & TEXTILES (0.4%)
Fruit of the Loom, Inc., Class A+................       1,700          4,569
Jones Apparel Group, Inc.+.......................      41,200      1,302,950
                                                                ------------
                                                                   1,307,519
                                                                ------------

AUTOMOTIVE (1.1%)
DaimlerChrysler AG...............................       2,600        202,150
Dana Corp........................................      18,371        543,093
Ford Motor Co....................................      24,700      1,355,412
General Motors Corp..............................       8,700        611,175
Genuine Parts Co.................................       8,300        216,319
Goodyear Tire and Rubber Co......................      12,400        512,275
Lear Corp.+......................................       9,300        313,875
                                                                ------------
                                                                   3,754,299
                                                                ------------

BROADCASTING & PUBLISHING (1.8%)
AT& T Corp. - Liberty Media Group, Class A+......      40,152      1,593,532
Comcast Corp., Class A...........................      32,200      1,356,425
Gannett Co., Inc.................................       9,900        763,537
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
BROADCASTING & PUBLISHING (CONTINUED)
MediaOne Group, Inc.+............................      31,700   $  2,252,681
New York Times Co., Class A......................       6,500        261,625
                                                                ------------
                                                                   6,227,800
                                                                ------------

ENTERTAINMENT, LEISURE & MEDIA (3.5%)
America Online, Inc.+............................      41,400      5,369,062
International Game Technology....................       7,800        145,275
Mattel, Inc......................................      42,400        567,100
Seagram Company Ltd.(i)..........................      80,100      3,954,937
Time Warner, Inc.................................      15,800      1,101,062
Viacom, Inc., Class B+...........................       4,200        187,950
Walt Disney Co...................................      20,200        532,775
                                                                ------------
                                                                  11,858,161
                                                                ------------

FOOD, BEVERAGES & TOBACCO (4.3%)
Anheuser Busch Companies, Inc....................         700         50,269
Bestfoods........................................       4,800        282,000
Coca-Cola Co.....................................      52,300      3,085,700
H.J. Heinz Co....................................      10,000        477,500
PepsiCo, Inc.....................................      86,100      2,986,594
Philip Morris Companies, Inc.....................     198,500      4,999,719
Unilever NV (ADR)................................      39,303      2,621,009
                                                                ------------
                                                                  14,502,791
                                                                ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Furniture Brands International, Inc.+............       2,200         42,625
Leggett & Platt, Inc.............................      31,100        690,031
                                                                ------------
                                                                     732,656
                                                                ------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox Co........................................       5,000        204,687
Kimberly-Clark Corp..............................      11,200        707,000
Procter & Gamble Co..............................      63,600      6,670,050
                                                                ------------
                                                                   7,581,737
                                                                ------------

PERSONAL CARE (0.4%)
Gillette Co......................................      33,900      1,226,756
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
RESTAURANTS & HOTELS (0.6%)
Extended Stay America, Inc.+.....................         300   $      2,494
Hilton Hotels Corp...............................      42,200        390,350
McDonald's Corp..................................      21,500        886,875
Starwood Hotels & Resorts Worldwide, Inc.........      35,000        802,812
                                                                ------------
                                                                   2,082,531
                                                                ------------

RETAIL (6.4%)
Abercrombie & Fitch Co., Class A+................      34,400        937,400
Albertson's, Inc.................................       3,700        134,356
Best Buy Co., Inc.+..............................         400         22,225
Circuit City Stores-Circuit City Group...........       6,000        256,125
Dayton Hudson Corp...............................      25,700      1,660,862
Federated Department Stores, Inc.+...............      31,400      1,340,387
Gap, Inc.........................................      58,125      2,157,891
Hannaford Brothers Co............................       2,100        147,131
Home Depot, Inc..................................      32,700      2,468,850
J.C. Penney, Inc.................................      25,300        641,987
Kroger Co.+......................................      19,100        397,519
May Department Stores Co.........................      10,050        348,609
Safeway, Inc.+...................................      37,300      1,317,156
Sears, Roebuck & Co..............................      31,200        879,450
TJX Companies, Inc...............................      44,700      1,212,487
Toys 'R' Us, Inc.+...............................      23,700        334,762
Wal-Mart Stores, Inc.............................     133,700      7,579,119
                                                                ------------
                                                                  21,836,316
                                                                ------------
  TOTAL CONSUMER GOODS & SERVICES................                 71,110,566
                                                                ------------

ENERGY (6.5%)
GAS EXPLORATION (0.7%)
Columbia Energy Group............................      34,900      2,268,500
                                                                ------------

OIL-PRODUCTION (5.4%)
Atlantic Richfield Co............................       1,000         93,187
BP Amoco Plc (Spon. ADR).........................      11,588        669,206
Chevron Corp.....................................      13,200      1,205,325
Exxon Corp.......................................      54,500      4,036,406
Mobil Corp.......................................      52,900      5,104,850
Royal Dutch Petroleum Co. (ADR)..................      59,300      3,554,294
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
OIL-PRODUCTION (CONTINUED)
Texaco, Inc......................................      38,800   $  2,381,350
Tosco Corp.......................................      16,100        407,531
Ultramar Diamond Shamrock Corp...................      37,800        926,100
Valero Energy Corp...............................       4,200         77,175
                                                                ------------
                                                                  18,455,424
                                                                ------------

OIL-SERVICES (0.4%)
Cooper Cameron Corp.+............................       7,000        270,812
ENSCO International, Inc.........................      13,800        267,375
Global Marine, Inc...............................      43,500        660,656
R&B Falcon Corp.+................................      17,100        212,681
Smith International, Inc.+.......................       2,100         72,581
                                                                ------------
                                                                   1,484,105
                                                                ------------
  TOTAL ENERGY...................................                 22,208,029
                                                                ------------

FINANCE (15.2%)
BANKING (10.1%)
Associated Banc - Corp...........................       7,000        269,281
Astoria Financial Corp...........................      71,600      2,577,600
Bank of America Corp.............................      77,073      4,961,574
Bank One Corp....................................      34,100      1,280,881
Charter One Financial, Inc.......................      35,249        865,803
Citigroup, Inc...................................      71,850      3,888,881
Commercial Federal Corp..........................       1,500         29,437
Dime Bancorp, Inc................................      48,800        872,300
First Union Corp.................................     114,280      4,878,327
GreenPoint Financial Corp........................       5,500        156,750
Hibernia Corp., Class A..........................      82,100      1,164,794
KeyCorp..........................................      84,000      2,346,750
North Fork Bancorporation, Inc...................       5,700        117,919
Peoples Heritage Financial Group, Inc............      62,800      1,193,200
PNC Bank Corp....................................       9,200        548,550
Provident Financial Group, Inc...................      19,400        832,987
Sovereign Bancorp, Inc...........................      10,200         89,887
Summit Bancorp...................................      54,500      1,887,062
U.S. Bancorp.....................................      35,500      1,315,719
Union Planters Corp..............................      36,200      1,610,900
Washington Mutual, Inc...........................      63,455      2,280,414
Wells Fargo Co...................................      26,200      1,254,325
                                                                ------------
                                                                  34,423,341
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
FINANCIAL SERVICES (2.1%)
Associates First Capital Corp., Class A..........          96   $      3,504
Charles Schwab Corp..............................       2,700        105,131
CIT Group, Inc., Class A.........................      77,000      1,838,375
Federal National Mortgage Association............       1,200         84,900
FINOVA Group, Inc................................      47,400      2,088,562
Goldman Sachs Group, Inc.........................       8,100        575,100
Household International, Inc.....................      16,846        751,753
Merrill Lynch & Company, Inc.....................      16,500      1,295,250
Newcourt Credit Group, Inc.......................      25,100        412,581
Ocwen Financial Corp.+...........................       7,700         51,494
                                                                ------------
                                                                   7,206,650
                                                                ------------

INSURANCE (3.0%)
Allstate Corp....................................      59,400      1,707,750
Ambac Financial Group, Inc.......................      10,700        639,325
American International Group, Inc................      17,125      1,762,805
Aon Corp.........................................      30,100      1,068,550
AXA Financial, Inc...............................       3,800        121,837
CIGNA Corp.......................................       6,200        463,450
Marsh & McLennan Companies, Inc..................      25,450      2,012,141
MBIA, Inc........................................      21,800      1,243,963
UnumProvident Corp...............................      38,634      1,272,507
                                                                ------------
                                                                  10,292,328
                                                                ------------
  TOTAL FINANCE..................................                 51,922,319
                                                                ------------
HEALTH CARE (11.3%)
BIOTECHNOLOGY (0.8%)
Amgen, Inc.+.....................................      14,100      1,124,475
Genzyme Corp.+...................................      12,400        474,300
Human Genome Sciences, Inc.+.....................       9,300        812,588
MedImmune, Inc.+.................................         500         56,000
PE Corp.- PE Biosystems Group....................       2,000        129,750
                                                                ------------
                                                                   2,597,113
                                                                ------------
HEALTH SERVICES (1.0%)
Aetna, Inc.......................................       9,100        457,275
Columbia / HCA Healthcare Corp...................      17,700        427,013
Health Management Associates, Inc., Class A+.....      58,900        522,738
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
HEALTH SERVICES (CONTINUED)
HEALTHSOUTH Corp.+...............................      50,300   $    289,225
Humana, Inc.+....................................      38,800        266,750
Manor Care, Inc.+................................      22,100        348,075
Tenet Healthcare Corp.+..........................      45,000        874,688
Wellpoint Health Networks, Inc.+.................       4,100        237,800
                                                                ------------
                                                                   3,423,564
                                                                ------------

MEDICAL SUPPLIES (0.3%)
Boston Scientific Corp.+.........................       8,000        161,000
Guidant Corp.+...................................       2,200        108,625
Medtronic, Inc...................................      22,800        789,450
                                                                ------------
                                                                   1,059,075
                                                                ------------

PHARMACEUTICALS (9.2%)
Abbott Laboratories..............................         400         16,150
ALZA Corp.+......................................      35,500      1,519,844
American Home Products Corp......................      56,100      2,931,225
Bristol-Myers Squibb Co..........................     106,900      8,211,256
Eli Lilly & Co...................................      47,100      3,244,013
Forest Laboratories, Inc.+.......................      21,500        986,313
Johnson & Johnson................................      14,700      1,539,825
Merck & Co., Inc.................................      47,200      3,755,350
Monsanto Co......................................     105,200      4,050,200
Pfizer, Inc......................................      46,500      1,836,750
Schering-Plough Corp.............................      30,400      1,504,800
Warner-Lambert Co................................      21,372      1,705,753
                                                                ------------
                                                                  31,301,479
                                                                ------------
  TOTAL HEALTH CARE..............................                 38,381,231
                                                                ------------

INDUSTRIAL PRODUCTS & SERVICES (10.6%)
AEROSPACE (0.4%)
Boeing Co........................................      23,600      1,087,075
Lockheed Martin Corp.............................      17,900        358,000
                                                                ------------
                                                                   1,445,075
                                                                ------------

BUILDING MATERIALS (0.2%)
Owens Corning....................................       6,000        123,000
Sherwin-Williams Co..............................      19,500        436,313
                                                                ------------
                                                                     559,313
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
CAPITAL GOODS (0.6%)
Deere & Co.......................................      20,100   $    728,625
Eaton Corp.......................................      14,400      1,083,600
Hubbell, Inc., Class B...........................       6,600        182,738
                                                                ------------
                                                                   1,994,963
                                                                ------------
COMMERCIAL SERVICES (1.2%)
Cendant Corp.+...................................      47,300        780,450
Equifax, Inc.....................................      60,500      1,633,500
Service Corp. International......................     185,900      1,777,669
                                                                ------------
                                                                   4,191,619
                                                                ------------

DIVERSIFIED MANUFACTURING (7.4%)
AlliedSignal, Inc................................      43,100      2,454,006
B.F.Goodrich Co..................................      19,688        466,360
Cooper Industries, Inc...........................      13,300        572,731
Eastman Kodak Co.................................      28,200      1,944,038
General Electric Co..............................      97,200     13,176,675
Harris Corp......................................      34,300        769,606
ITT Industries, Inc..............................      14,100        482,044
Tenneco, Inc.+...................................      63,000      1,008,000
Tyco International Ltd.(i).......................      78,704      3,143,241
Xerox Corp.......................................      46,500      1,302,000
                                                                ------------
                                                                  25,318,701
                                                                ------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co..............................      16,300        979,019
W.W. Grainger, Inc...............................       2,400        101,700
                                                                ------------
                                                                   1,080,719
                                                                ------------

METALS & MINING (0.3%)
Alcoa, Inc.......................................      18,700      1,136,025
                                                                ------------
PACKAGING & CONTAINERS (0.1%)
Smurfit-Stone Container Corp.+...................       8,200        177,325
                                                                ------------

POLLUTION CONTROL (0.1%)
Waste Management, Inc............................      18,982        348,794
                                                                ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 36,252,534
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

TECHNOLOGY (24.4%)
COMPUTER PERIPHERALS (1.0%)
EMC Corp.+.......................................      35,200   $  2,569,600
Quantum Corp.- DLT & Storage Systems+............      44,900        693,144
                                                                ------------
                                                                   3,262,744
                                                                ------------

COMPUTER SOFTWARE (5.9%)
BMC Software, Inc.+..............................      16,700      1,071,931
Computer Associates International, Inc...........       8,050        454,825
Exodus Communications, Inc.+.....................       9,700        834,200
Microsoft Corp.+.................................     171,500     15,874,469
Oracle Corp.+....................................      36,600      1,740,788
                                                                ------------
                                                                  19,976,213
                                                                ------------

COMPUTER SYSTEMS (4.3%)
Dell Computer Corp.+.............................      71,600      2,872,950
Hewlett-Packard Co...............................      19,000      1,407,188
International Business Machines Corp.............      68,200      6,709,175
Sun Microsystems, Inc.+..........................      35,300      3,735,181
                                                                ------------
                                                                  14,724,494
                                                                ------------

ELECTRONICS (2.6%)
Cisco Systems, Inc.+.............................     118,950      8,802,300
                                                                ------------

INFORMATION PROCESSING (1.1%)
Automatic Data Processing, Inc...................      23,900      1,151,681
DoubleClick, Inc.+...............................       2,400        336,000
Electronic Data Systems Corp.....................      32,900      1,924,650
First Data Corp..................................       5,500        251,281
                                                                ------------
                                                                   3,663,612
                                                                ------------

SEMICONDUCTORS (4.3%)
Applied Materials, Inc.+.........................      14,100      1,266,356
Intel Corp.......................................     107,000      8,285,813
Motorola, Inc....................................      18,600      1,812,338
National Semiconductor Corp.+....................       7,600        227,525
Texas Instruments, Inc...........................      36,400      3,266,900
                                                                ------------
                                                                  14,858,932
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
TELECOMMUNICATION SERVICES (2.9%)
Global Crossing Ltd.+ (i)........................      57,035   $  1,974,837
MCI WorldCom, Inc.+..............................      90,441      7,760,968
Vodafone AirTouch PLC (Spon. ADR)................       6,750        323,578
                                                                ------------
                                                                  10,059,383
                                                                ------------

TELECOMMUNICATIONS-EQUIPMENT (2.3%)
Lucent Technologies, Inc.........................     111,300      7,151,025
Nortel Networks Corp.............................      14,140        875,796
                                                                ------------
                                                                   8,026,821
                                                                ------------
  TOTAL TECHNOLOGY...............................                 83,374,499
                                                                ------------

TRANSPORTATION (1.0%)
RAILROADS (0.9%)
CSX Corp.........................................      23,100        947,100
Union Pacific Corp...............................      39,600      2,207,700
                                                                ------------
                                                                   3,154,800
                                                                ------------

TRUCK & FREIGHT CARRIERS (0.1%)
CNF Transportation, Inc..........................         200          6,613
Ryder System, Inc................................       6,200        132,525
                                                                ------------
                                                                     139,138
                                                                ------------
  TOTAL TRANSPORTATION...........................                  3,293,938
                                                                ------------
UTILITIES (7.5%)
ELECTRIC (2.1%)
Allegheny Energy, Inc............................      44,900      1,428,381
Carolina Power & Light Co........................      33,800      1,166,100
Central & South West Corp........................         300          6,656
CMS Energy Corp..................................       1,500         55,313
Dominion Resources, Inc..........................       5,700        274,313
DTE Energy Co....................................       9,100        302,006
Entergy Corp.....................................       6,600        197,588
Northern States Power Co.........................      14,200        305,300
PG&E Corp........................................      10,801        247,748
Pinnacle West Capital Corp.......................      10,800        398,250
PP&L Resources, Inc..............................      26,500        717,156
USEC, Inc........................................      24,400        221,125
Wisconsin Energy Corp............................      79,000      1,767,625
                                                                ------------
                                                                   7,087,561
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

TELEPHONE (5.4%)
AT & T Corp......................................      70,206   $  3,282,130
Bell Atlantic Corp...............................      60,460      3,926,121
BellSouth Corp...................................      11,100        499,500
GTE Corp.........................................      53,000      3,975,000
Level 3 Communications, Inc.+....................      11,100        758,963
SBC Communications, Inc..........................     113,780      5,795,669
Sprint Corp......................................       3,700        274,956
US WEST, Inc.....................................          26          1,586
                                                                ------------
                                                                  18,513,925
                                                                ------------
  TOTAL UTILITIES................................                 25,601,486
                                                                ------------
  TOTAL COMMON STOCKS (COST $306,969,982)........                339,211,686
                                                                ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
SHORT-TERM INVESTMENTS (0.8%)
OTHER INVESTMENT COMPANIES (0.8%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $2,617,154)..............................  $2,617,154      2,617,154
                                                                ------------
TOTAL INVESTMENTS (COST $309,587,136) (100.3%)................
                                                                 341,828,840
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%).................
                                                                  (1,017,263)
                                                                ------------
NET ASSETS (100.0%)...........................................  $340,811,577
                                                                ============

------------------------------
Note: Based on the cost of investments of $309,686,677 for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $49,859,240 and $17,717,077, respectively, resulting in net unrealized appreciation of $32,142,163.

(i) Foreign security.

+ Non-income producing security.

ADR - American Depositary Receipt.

Spon. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $309,587,136 )          $341,828,840
Cash                                                     21,712
Receivable for Investments Sold                         849,001
Receivable for Fund Shares Sold                         704,496
Dividends Receivable                                    263,823
Receivable for Expense Reimbursements                    48,475
Deferred Organization Expenses                           20,211
Interest Receivable                                      12,294
Prepaid Trustees' Fees                                      347
Prepaid Expenses and Other Assets                           669
                                                   ------------
    Total Assets                                    343,749,868
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     2,352,027
Payable for Fund Shares Redeemed                        296,132
Advisory Fee Payable                                     94,430
Shareholder Servicing Fee Payable                        30,358
Custody Fee Payable                                      26,209
Transfer Agent Fees Payable                              18,268
Administrative Services Fee Payable                      13,574
Administration Fee Payable                                  206
Fund Services Fee Payable                                   176
Accrued Expenses                                        106,911
                                                   ------------
    Total Liabilities                                 2,938,291
                                                   ------------
NET ASSETS
Applicable to 18,733,816 shares outstanding
  (par value $0.001, unlimited shares authorized)  $340,811,577
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                              $18.19
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $309,324,850
Undistributed Net Investment Income                     146,958
Accumulated Net Realized Loss on Investments           (901,935)
Net Unrealized Appreciation of Investments           32,241,704
                                                   ------------
    Net Assets                                     $340,811,577
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of foreign withholding tax
  of $50,266 )                                                 $ 3,071,420
Interest Income                                                    140,317
                                                               -----------
    Investment Income                                            3,211,737
EXPENSES
Advisory Fee                                       $  754,945
Shareholder Servicing Fee                             215,699
Custodian Fees and Expenses                           122,813
Administrative Services Fee                           111,033
Registration Fees                                      70,669
Transfer Agent Fee                                     46,749
Professional Fees and Expenses                         41,010
Amortization of Organization Expenses                   8,040
Printing Expenses                                       4,387
Fund Services Fee                                       4,110
Administration Fee                                      1,911
Trustees' Fees and Expenses                             1,455
Miscellaneous                                          10,007
                                                   ----------
    Total Expenses                                  1,392,828
Less: Reimbursement of Expenses                      (207,236)
                                                   ----------
NET EXPENSES                                                     1,185,592
                                                               -----------
NET INVESTMENT INCOME                                            2,026,145
NET REALIZED GAIN ON INVESTMENTS                                 5,504,441
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   23,577,000
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $31,107,586
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     2,026,145   $       539,773
Net Realized Gain (Loss) on Investments                  5,504,441          (954,939)
Net Change in Unrealized Appreciation of
  Investments                                           23,577,000         7,810,015
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        31,107,586         7,394,849
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (1,951,938)         (523,408)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       240,877,080        74,412,898
Reinvestment of Dividends                                1,755,496           517,796
Cost of Shares of Beneficial Interest Redeemed         (21,124,989)       (3,775,057)
Service Charge                                              69,176            26,209
                                                   ---------------   ---------------
    Net Increase from Shareholder Transactions         221,576,763        71,181,846
                                                   ---------------   ---------------
    Total Increase in Net Assets                       250,732,411        78,053,287
NET ASSETS
Beginning of Fiscal Year                                90,079,166        12,025,879
                                                   ---------------   ---------------
End of Fiscal Year (including undistributed net
  investment income of $146,958 and $72,671,
  respectively)                                    $   340,811,577   $    90,079,166
                                                   ===============   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                          FOR THE PERIOD
                                                   FOR THE FISCAL YEAR   JANUARY 30, 1997
                                                    ENDED OCTOBER 31,    (COMMENCEMENT OF
                                                   -------------------  OPERATIONS) THROUGH
                                                     1999       1998     OCTOBER 31, 1997
                                                   ---------  --------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.71   $ 12.08   $            10.00
                                                   --------   -------   ------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.15      0.11                 0.06
Net Realized and Unrealized Gain on Investments        3.48      2.68                 2.02
                                                   --------   -------   ------------------
Total from Investment Operations                       3.63      2.79                 2.08
                                                   --------   -------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.15)    (0.16)                  --
                                                   --------   -------   ------------------

NET ASSET VALUE, END OF PERIOD                     $  18.19   $ 14.71   $            12.08
                                                   ========   =======   ==================

RATIOS AND SUPPLEMENTAL DATA
Total Return                                          24.72%    23.26%               20.80%(a)
Net Assets, End of Period (in thousands)           $340,812   $90,079   $           12,026
Ratios to Average Net Assets
  Expenses                                             0.55%     0.55%                0.55%(b)
  Net Investment Income                                0.94%     0.97%                1.19%(b)
  Expenses Without Reimbursement                       0.65%     1.02%                4.59%(b)
Portfolio Turnover Rate                                  40%       57%                  35%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Aware Disciplined Equity Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"). The trust, which was organized on August 15, 1996, is registered under the Investment Company Act of 1940, as amended. The fund is a no-load, diversified, open-end management investment company. The fund's investment objective is to provide high after-tax total return from a portfolio of selected equity securities. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. Currently the fund only offers Institutional Shares. The fund commenced operations on January 30, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $47,567. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   e) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) For federal income tax purposes, the fund had a capital loss carryforward of $802,394 at October 31, 1999, which will expire in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

   g) The fund accounts for and reports distributions to shareholder in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effects of applying this statement was to increase Undistributed Net Investment Income by $80, increase Paid-in Capital by $5,431,684 and decrease Accumulated Net Realized Gain on Investments by $5,431,764. Net investment income, net realized gains and net assets were not affected by this change. This reclassification is the result of gains on securities redeemed in-kind that were treated as realized gains for financial statement purposes but which were not recognized for tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan. Under the terms of the agreement, the fund pays JPMIM at an annual rate of 0.35% of the fund's average daily net assets. For the fiscal year ended October 31,1999, such fees amounted to $754,945.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $1,911.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides administrative services. For the fiscal year ended October 31, 1999, the fee for these services amounted to $111,033.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than 0.55% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the fiscal year ended October 31, 1999, J.P. Morgan has agreed to reimburse the fund $207,236 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the fiscal year ended October 31, 1999, the fee for these services amounted to $215,699.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $4,110 for the fiscal year ended October 31, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                    OCTOBER 31, 1999    OCTOBER 31, 1998
                                                   ------------------  ------------------
Shares of beneficial interest sold...............         13,695,586           5,366,501
Reinvestment of dividends........................             99,366              36,061
Shares of beneficial interest redeemed...........         (1,184,208)           (274,645)
                                                   -----------------   -----------------
NET INCREASE.....................................         12,610,744           5,127,917
                                                   =================   =================

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

Redemptions may be subject to service charges, retained by the fund, in accordance with the following schedule:

                                                   PERCENTAGE OF
                                                       CASH
YEAR SINCE PURCHASE                                  PROCEEDS
-------------------                                -------------
Shares held for less than one year...............             1%
Shares held one year or longer...................          None

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999 were as follows:

COST OF            PURCHASES
PROCEEDS          FROM SALES
--------          -----------
$305,912,059....  $85,555,300

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Prior to May 26, 1999 the funds paid a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount; under the current Agreement, the commitment fee has increased to an annual rate of 0.085% on the unused portion of the commitment amount. The commitment fee is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at October 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Tax Aware Disciplined Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Tax Aware Disciplined Equity Fund (one of the funds comprising JPM Series Trust, hereafter referred to as the "fund") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period January 30, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 15, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

   FEDERAL MONEY MARKET FUND

   PRIME MONEY MARKET FUND

   TREASURY MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND:

      INSTITUTIONAL SHARES

   TAX EXEMPT MONEY MARKET FUND

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

   NEW YORK TAX EXEMPT BOND FUND

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   TAX AWARE DISCIPLINED EQUITY FUND:

      INSTITUTIONAL SHARES

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   EMERGING MARKETS EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   SMARTINDEX-TM-FUND: INSTITUTIONAL SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.


J.P. MORGAN
INSTITUTIONAL
TAX AWARE
DISCIPLINED
EQUITY FUND


ANNUAL REPORT
OCTOBER 31, 1999